ASSET ACQUISITION	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ASSET ACQUISITION

NOTE 14 – ASSET ACQUISITION

On June 11, 2024, the Company and its wholly owned subsidiary SemiCab,LLC, SemiCab, Inc., Ajesh Kapoor and Vivek Sehgal entered into the Asset Purchase Agreement pursuant to which the Seller agreed to sell and assign to the Company, and the Company agreed to purchase and assume from the Seller, substantially all the assets, and certain specified liabilities relating to the business of the Seller.

On July 3, 2024, the parties completed the Asset Purchase Agreement whereby the Company issued to the Seller (i) 641,806 shares of the Company’s common stock with a value of approximately $738,000 (ii) a twenty percent (20%) membership interest in SemiCab LLC. (See Note 2).

Pursuant to the asset acquisition agreement, the Company and Seller entered into an option agreement (the “Option Agreement”), granting the Buyer the right to acquire all of the issued and outstanding capital securities of SMCB Solutions Private Limited, a wholly owned subsidiary of the Seller, in consideration for 320,903 shares of common stock of the Company.

In connection with the asset acquisition agreement, effective July 3, 2024, SemiCab, LLC entered into employment agreements (the “Agreements”) with Ajesh Kapoor and Vivek Sehgal Kapoor’s agreement spans three years with an annual base salary of $140,000 for 2024, $240,000 for 2025, and $300,000 for subsequent years, and Sehgal’s agreement also spans three years with an annual base salary of $105,000 for 2024, $210,000 for 2025, $240,000 for 2026, $270,000 for 2027, and $300,000 for 2028. Both executives’ salaries are subject to annual review by the Board. They are eligible for annual performance-based bonuses contingent on specific goals set by the Board and will participate in the 2022 Equity Incentive Plan, receiving annual equity issuances and cash-based incentives tied to revenue milestones. Both are entitled to standard employee benefits, including health insurance and retirement plans.

The Singing Machine Company, Inc.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

(Unaudited)

Pro Forma Information

The unaudited pro forma financial information below presents the effects of the Asset Purchase Agreement as though it had been completed on January 1, 2023. The pro forma adjustments are derived from the historically reported transactions of the respective companies. The pro forma results do not include anticipated combined effects or other expected benefits of the acquisition. The pro forma results for the six months ended June 30, 2024, and 2023 reflect the combined performance of the Company and the SemiCab business for that period. The unaudited pro forma information is based on available data and certain assumptions that the Company believes are reasonable given the circumstances. However, actual results may differ materially from the assumptions used in the accompanying unaudited pro forma financial information. This selected unaudited pro forma condensed combined financial information is presented for illustrative purposes only and is not intended to represent what the actual consolidated results of operations would have been had the Asset Purchase Agreement occurred on January 1, 2023, nor does it attempt to forecast future consolidated results of operations.

	Six Months Ended
	June 30, 2024	June 30, 2023
Net revenue	$6,209,000	9,530,000
Operating loss from continuing operations	(9,350,000)	(6,142,000)
Net loss	(9,690,000)	(7,085,000)

The pro forma results for the six months ended June 30, 2023, include a net increase in operating expenses of $265,000, consisting of legal and accounting expenses of approximately $215,000 associated with the acquisition of SemiCab and $50,000 in shares of SMC common stock issued to Vivek Sehgal as sign-on bonus.